Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash	$ 79,023	$ 51,567	$ 38,388
Prepaid insurance and other fees	34,906	286,237	0
Deferred offering costs	3,622,500	3,622,500	230,820
Prepaid expenses	188,947	14,817	0
Cash and marketable securities held in trust	105,652,034	105,581,820	0
Current Assets	105,954,910	105,934,441
Total assets	105,954,910	105,934,441	269,208
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	1,037,428	376,702	123,031
Notes - related parties		0	126,413
Notes and advances payable - related parties	911,940	0
Total current liabilities	7,381,768	10,929,942	249,444
Deferred underwriting commissions in connection with the initial public offering	3,622,500	3,622,500	0
Warrant liability (Note 9)	1,809,900	6,930,740	0
Total liabilities	7,381,768	10,929,942	249,444
Commitments
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Additional paid-in capital	0	0	24,785
Accumulated deficit	(6,997,127)	(10,565,770)	(5,236)
Total stockholders' deficit	(6,996,858)	(10,565,501)	19,764
Total liabilities and stockholders' deficit	105,954,910	105,934,441	269,208
Common Stock Subject To Mandatory Redemption [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Class A common stock subject to possible redemption 10,350,000 shares at redemption value of $10.20 per share	105,570,000	105,570,000
Class A Common Stock [Member]
Stockholders' equity (deficit):
Common stock, value	10	10	0
Class A Common Stock [Member] | Common Stock Subject To Mandatory Redemption [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Class A common stock subject to possible redemption 10,350,000 shares at redemption value of $10.20 per share		105,570,000	0
Class B Common Stock [Member]
Stockholders' equity (deficit):
Common stock, value	$ 259	$ 259	$ 215